STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

16.STOCK-BASED COMPENSATION

Stock Incentive Units

In February 2021, the Board of Managers of Mondee Holdings, LLC approved the amended and restated 2013 Class D Incentive Unit Plan. The plan authorizes 91,177,477 Class D Incentive Units of Mondee Holdings, LLC for issuance to the Company’s employees. As of September 30, 2022, 100% of the Management Incentive Units for Class D units were fully vested as a result of the change in control event that is the consummation of the Business Combination.

There were no incentive awards granted during the nine months ended September 30, 2022 under such stock incentive plan.

As of September 30, 2022, the total unrecognized stock-based compensation expense related to the incentive units outstanding was $0.

The per unit fair value of Class D incentive awards granted during the year ended December 31, 2021 ranged between $0.002 and $0.13 and was estimated as of grant date using the following assumptions:

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 - 2.5

The per unit fair value of the Class D incentive awards granted prior to fiscal year 2021 were estimated at the date of grant using “the Black-Scholes” option pricing model, using the following assumptions:

2018 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 - 2.5

The following table summarizes the Incentive Units activity for the periods from December 31, 2021 through September 30, 2022:

			Weighted
		Weighted	average
	Number of Class D	average grant	remaining
	Incentive Units	date fair	contractual	Weighted average
	Outstanding	value of units	life (Years)	exercise price
Unvested - December 31, 2021	10,278,486	0.13	2	0.03
Granted	—	—
Vested	(89,359)	0.002
Forfeited or canceled	(50,000)	—
Unvested - March 31, 2022	10,139,127	0.1	1.75	0.03
Granted	—	—
Vested	(2,490,532)	0.125
Forfeited or canceled	—	—
Unvested - June 30, 2022	7,648,595	0.128	2	0.03
Granted	—	—
Vested	(7,648,595)	0.128
Forfeited or canceled	—	—
Unvested - September 30, 2022	—	—

Upon the consummation of the Business Combination on July 18, 2022 (the “Closing Date”), the Company adopted two new long-term stock-based compensation incentive plans: (1) the Mondee Holdings, Inc. 2022 Equity Incentive Plan (the “2022 Plan”) and (2) the Mondee 2022 Employee Stock Purchase Plan (the “ESPP”). The following is a general description of the material features of those plans, which is qualified in its entirety by reference to the provisions of the 2022 Plan and ESPP, as applicable.

2022 Equity Incentive Plan

The Board adopted, and the stockholders of the Company approved, the 2022 Plan, effective as of the Closing Date. The maximum number of shares of Class A Common Stock that may be issued pursuant to the 2022 Plan is 9,615,971. The 2022 Plan provides for the grant of stock options, restricted stock units (“RSUs), stock appreciation rights (“SARs”), dividend equivalents, substitute awards, and other stock-based awards (such as annual incentive awards and performance awards) for issuance to employees, directors, and other service providers to the Company or its affiliates

Restricted Stock Units

On the Closing Date, the Company granted 331,600 RSUs to three employees under the 2022 Plan. The RSUs became fully vested as of the date of grant and entitle the holders to receive shares of Class A Common Stock six months from the grant date. The issuance of the shares are not subject to continued employment through the applicable 6-month period and accordingly the total compensation cost recorded on the fully vested RSUs amount to $3,316. The RSUs granted were equity-classified and recorded in accordance with ASC 718 “Compensation - Stock Compensation.” The Company valued the RSUs using the market price of the Company’s Class A Common Stock at the time of the Business Combination.

Upon the consummation of the Business Combination and pursuant to the 2022 Plan, the Company granted to each Board member (i) 5,000 RSUs for each year such Board member was elected to serve on the Board and (ii) 5,000 RSUs as a special one-time award (the “Special RSU Grant”). The 5,000 RSUs granted as part of the Special RSU Grant vest as follows: (1) one-third will vest if the Class A Common Stock price reaches or exceeds a volume-weighted average price (“VWAP”) of $12.50 for any 20 days within any 30-day trading period; one-third will vest if the Class A Common Stock price reaches or exceeds a VWAP of $15.00 for any 20 days within any 30-day trading period; and the final one-third will vest if the Class A Common Stock price reaches or exceeds a VWAP of $18.00 for any 20 days within any 30-day trading period. For the remaining RSUs granted to each Board member, 5,000 RSUs will vest annually for each year such Board member serves on the Board. The issuance of the shares of Class A Common Stock are subject to continued service with the Company through the applicable vesting date. The holders have the right to receive the number of shares of Class A Common Stock corresponding to the number of RSUs that have vested on the 6-month anniversary of the vesting date.

For the special RSU Grant, the Company will recognize share based compensation expense using the accelerated attribution model over the derived service period. With respect to the other RSUs, the Company will recognize share based compensation expense using the straight-line method over the requisite service period during which such RSUs vest.

A summary of the Company’s RSU activity during the nine months ended September 30, 2022 was as follows:

	Number of Restricted Stock
	Incentive Units
	Outstanding	Weighted-Average Grant Date Fair Value
Unvested - December 31, 2021	$—	$—
Granted	436,600	9.9
Vested	(331,600)	10
Forfeited or canceled	—	—
Unvested - September 30, 2022	105,000	$9.4

During the three and nine months ended September 30, 2022, the Company recorded equity-based compensation expense related to the RSUs of $3,525. As of September 30, 2022, the Company had 105,000 granted but unvested RSUs with unamortized stock-based compensation expense of $783 remaining to be recognized over a weighted-average period of 1.28 years.

Stock Options

The committee administering the 2022 Plan (the “Committee”) shall have the authority to grant to any eligible employee one or more Incentive Stock Options, Non-Qualified Stock Options, or both types of Stock Options to eligible employees. The exercise price per share subject to a Stock Option shall be determined by the Committee at the time of grant, provided that the per share exercise price of a Stock Option shall not be less than 100% of the Fair Market Value (as defined in the 2022 Plan) at the time of grant. The term of each Stock Option shall be fixed by the Committee, but shall not be greater than 10 years after the date such Stock Option is granted. As of September 30, 2022, no stock option awards have been issued under the 2022 Plan.

Stock Appreciation Rights

SARs may be granted alone or in conjunction with all or part of any Stock Option granted under the 2022 Plan. The exercise price per share of Class A Common Stock subject to a SAR shall be determined by the Committee at the time of grant, provided that the per share exercise price of a SAR shall not be less than 100% of the Fair Market Value (as defined in the 2022 Plan) at the time of grant. The term of each free standing SAR shall be fixed by the Committee, but shall not be greater than 10 years after the date such SAR is granted. The SARs shall be exercised at such time or times to such terms and conditions determined by the Committee at the time of the grant. As of September 30, 2022, no SAR awards had been granted under the 2022 Plan.

Employee Stock Purchase Plan

The Board adopted, and the stockholders of the Company approved, the ESPP effective as of the Closing Date. The initial number of shares of common stock authorized for sale under the ESPP was 1,923,194. The following is a general description of the material features of the ESPP, which is qualified in its entirety by reference to the provisions of the ESPP:

●	The maximum aggregate number of shares of Class A Common Stock that may be issued pursuant to the ESPP will be equal to 2% of the fully-diluted shares, subject to certain adjustments;
●	The ESPP will permit participants to purchase Common Stock through contributions (in the form of payroll deductions or otherwise to the extent permitted by the administrator) of up to the lesser of 8% of their eligible compensation or $25,000 maximum per offering period, which includes a participant’s regular and recurring straight time gross earnings and other eligible compensation, as defined in the ESPP. Subject to the eligibility requirements and dollar limits discussed above, a participant may purchase a maximum of $25,000 worth of shares of Class A Common Stock during each offering period. Subject to such limits, the administrator may increase or decrease, in its absolute discretion, the maximum number of shares of Class A Common Stock that a participant may purchase during future offering periods. Amounts contributed and accumulated by the participant during any offering period will be used to purchase shares of Class A Common Stock at the end of each offering period. The purchase price of the shares of Class A Common Stock cannot be less than 85% of the lower of the fair market value of our Class A Common Stock on the first trading day of the offering period or on the last trading day of the offering period; and
●	A participant may withdraw from the ESPP voluntarily at any time by delivering written notice of withdrawal prior to the close of business on the date established by the administrator. A participant will be deemed to have elected to withdraw from the ESPP upon the termination of the participant’s employment for any reason or in the event the participant is no longer eligible to participate in the ESPP.

As of September 30, 2022, the ESPP has not yet been activated and accordingly no shares have been issued.

16.	STOCK-BASED COMPENSATION

The Parent may, subject to the approval of the Board of Managers, issue its Class A, B, C, D or F Holdings units to employees, officers, directors, consultants or other service providers of the Company in exchange for services rendered. Specific terms and conditions of such issuances are to be established by the Board of Managers of the Parent. As of December 31, 2021, only Management Incentive Units for Class D units were unvested at the Holdings level.

Class D Management Incentive Units

In February 2021, the Parent’s Board of Managers approved the amended and restated 2013 Class D Incentive Unit Plan. The plan authorizes 91,177,477 Class D Incentive Units for issuance to the Company’s employees. During 2021, 42,288,769 units were granted to certain employees, consultants of Metaminds Software Solutions Ltd, consultants of Metaminds Technologies Pvt Ltd, and other external consultants.

Class D incentive awards are estimated using the “Black-Scholes” option pricing model. The “Black- Scholes” model requires the use of assumptions, including expected volatility and expected term, which greatly affect the calculated values and require significant analysis and judgment to develop. The expected term of Class D incentive awards was calculated as the weighted average of the time to vesting. The risk-free rate is based on the rates in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to each award’s expected term. The expected volatility is based on the volatility of publicly traded industry peer companies. A dividend yield of zero is applied since Parent has not historically paid dividends and has no intention to pay dividends in the near future.

The per unit fair value of Class D Incentive awards granted during the year ended December 31, 2021 ranged between $0.002 and $0.13 and was estimated as of grant date using the following assumptions:

2021 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	0.81% – 1.26%
Expected volatility	50.92% – 53.85%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

There were no incentive awards granted during the years ended December 31, 2020 and December 31, 2019, respectively. The per unit fair value of the Class D incentive awards granted prior to fiscal year 2019 were estimated at the date of grant using “the Black-Scholes” option pricing model, using the following assumptions:

2018, 2017
and 2016 Grants
Expected term (in years)	0 – 2.5
Risk-free interest rate	2.9%
Expected volatility	26.0%
Expected dividend rate	0%
Weighted average contractual life	0 – 2.5

The following table summarizes the Incentive Units activity for the years ended December 31, 2021 and December 31, 2020:

			Weighted average	Weighted
	Number of Class D	Weighted average	remaining	average
	Incentive Units	grant date fair	contractual life	exercise
	Outstanding	value of units	(Years)	price
Unvested – December 31, 2019	6,136,479	$0.003	0.84	$0.01
Granted	—	—	—	—
Vested	(5,741,810)	0.003	—	0.01
Forfeited or canceled	—	—	—	0.01
Unvested – December 31, 2020	394,669	0.003	0.67	0.01
Granted	42,288,769	0.12	—	0.07
Vested	(29,036,941)	0.13	—	0.01
Forfeited or canceled	(3,368,011)	0.002	—	0.71
Unvested – December 31, 2021	10,278,486	$0.13	2	$0.03

The Incentive Units granted during fiscal year 2021 have service-based vesting requirements with an accelerated vesting clause in which all unvested incentive units shall become vested upon the sale of the Company. The stock-based compensation expense related to such incentive units is recognized ratably over the service period. The service-based vesting period for these awards is four years, with the exception of the units granted to the Company’s Chief Executive Officer, which vests 100% on the grant date. These Class D Incentive Units have a participation threshold ranging from $0.01 to $0.71.

During the year ended December 31, 2021, the Company recognized $3,936 in stock-based compensation expense related to the incentive units granted during fiscal year 2021. During the year ended December 31, 2020, the Company recognized $15 in stock-based compensation expense related to the incentive units granted during fiscal year 2020.

As of December 31, 2021, the total unrecognized stock-based compensation expense related to the incentive units outstanding was $1,114, which is expected to be recognized over a weighted-average service period of three years.

The following table summarizes the components of the total stock-based compensation expense included in the statement of operations:

	Year ended December 31,
	2021	2020
Personnel expense	$3,920	$15
Sales and other expenses	16	—
	$3,936	$15

The Company did not recognize any tax benefits related to stock-based compensation expense during the year ended December 31, 2021 or December 31, 2020.